Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital		Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury shares (cost)	Non-controlling interests	Total
Beginning balance at Dec. 31, 2015	$ 4,184		$ 98,946	$ 230,256	$ (3,228)	$ (259)	$ 375,380	$ 705,279
Beginning balance, Shares at Dec. 31, 2015	14,728,782
Net income				22,445			33,655	56,100
Foreign currency translation reserve					828		840	1,668
Actuarial gain loss from defined benefit plans				(1,348)			(1,348)	(2,696)
Unrealized gain loss on debt instruments at fair value through other comprehensive income, net					15		15	30
Realized gain loss on debt instruments at fair value through other comprehensive income, net					8		8	16
Total other comprehensive income (loss)				(1,348)	851		(485)	(982)
Total comprehensive income (loss)				21,097	851		33,170	55,118
Cost of share-based payment (Note 17)			772				3,622	4,394
Dividend to Formula's shareholders				(17,085)				(17,085)
Dividend to non-controlling interests in subsidiaries							(22,229)	(22,229)
Transactions with non-controlling interests due to holding changes, including exercise of employees stock options			1,200				(559)	641
Acquisition of non-controlling interests			(740)				(1,809)	(2,549)
Settlement of put options over non-controlling interests			393				(26,352)	(25,959)
Non-controlling interests arising from initially consolidated companies							26,232	26,232
Ending balance at Dec. 31, 2016	$ 4,184		100,571	234,268	(2,377)	(259)	387,455	723,842
Ending balance, Shares at Dec. 31, 2016	14,728,782
Net income				10,352			29,088	39,440
Foreign currency translation reserve					20,325		22,064	42,389
Actuarial gain loss from defined benefit plans				(453)			(445)	(898)
Unrealized gain loss on debt instruments at fair value through other comprehensive income, net					70		74	144
Realized gain loss on debt instruments at fair value through other comprehensive income, net					(44)		(50)	(94)
Share in other comprehensive income of joint venture					104			104
Total other comprehensive income (loss)				(453)	20,455		21,643	41,645
Total comprehensive income (loss)				9,899	20,455		50,731	81,085
Issuance of restricted shares to employees	$ 3		(3)
Issuance of restricted shares to employees, shares	10,000
Cost of share-based payment (Note 17)			1,058				2,976	4,034
Dividend to Formula's shareholders				(5,011)				(5,011)
Dividend to non-controlling interests in subsidiaries							(27,645)	(27,645)
Transactions with non-controlling interests due to holding changes, including exercise of employees stock options			(1,306)				4,553	3,247
Acquisition of non-controlling interests			3				3	6
Non-controlling interests due to expiration of put options							2,440	2,440
Settlement of put options over non-controlling interests			(2,283)				(6,821)	(9,104)
Non-controlling interests arising from initially consolidated companies							28	28
Ending balance at Dec. 31, 2017	$ 4,187		98,040	239,156	18,078	(259)	413,720	$ 772,922
Ending balance, Shares at Dec. 31, 2017	14,738,782							14,738,782
Impact of the adoption of IFRS 15				874			941	$ 1,815
Balance as of January 1, 2018 (Including the impact of the adoption of IFRS 15)	$ 4,187		98,040	240,030	18,078	(259)	414,661	774,737
Balance as of January 1, 2018 (Including the impact of the adoption of IFRS 15), Shares	14,738,782
Net income				32,365			45,030	77,395
Foreign currency translation reserve					(14,983)		(15,412)	(30,395)
Actuarial gain loss from defined benefit plans				189			198	387
Unrealized gain loss on debt instruments at fair value through other comprehensive income, net					(19)		(18)	(37)
Share in other comprehensive income of joint venture					58			58
Total other comprehensive income (loss)				189	(14,944)		(15,232)	(29,987)
Total comprehensive income (loss)				32,554	(14,944)		29,798	47,408
Issuance of restricted shares to employees	$ 3		(3)
Issuance of restricted shares to employees, shares	10,000
Issuance of shares upon conversion of convertible debentures		[1]	64					64
Issuance of shares upon conversion of convertible debentures, shares	1,556
Cost of share-based payment (Note 17)			234				3,747	3,981
Dividend to Formula's shareholders				(10,027)				(10,027)
Dividend to non-controlling interests in subsidiaries							(31,316)	(31,316)
Dilution in Formula's share in Magic due to issuance of Magic's ordinary shares			2,682				22,722	25,404
Transactions with non-controlling interests due to holding changes, including exercise of employees stock options			(526)				1,731	1,205
Acquisition of non-controlling interests			(590)				(1,325)	(1,915)
Non-controlling interests due to expiration of put options			498				855	1,353
Settlement of put options over non-controlling interests			(2,391)				(3,933)	(6,324)
Non-controlling interests arising from initially consolidated companies							827	827
Ending balance at Dec. 31, 2018	$ 4,190		$ 98,008	$ 262,557	$ 3,134	$ (259)	$ 437,767	$ 805,397
Ending balance, Shares at Dec. 31, 2018	14,750,338							14,750,338

[1]	Less than one thousand U.S. dollar